UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     January 27, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $6,444,508 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101   313487  3835644 SH       DEFINED 01            2278275        0  1557369
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   304982  5729508 SH       DEFINED 01            3400508        0  2329000
AON CORP                       COM              037389103   322365  6888145 SH       DEFINED 01            3990855        0  2897290
BANK OF NEW YORK MELLON CORP   COM              064058100   312901 15715771 SH       DEFINED 01            9317006        0  6398765
BMC SOFTWARE INC               COM              055921100   122012  3722156 SH       DEFINED 01            2238141        0  1484015
CA INC                         COM              12673P105   292760 14482305 SH       DEFINED 01            8506390        0  5975915
CISCO SYS INC                  COM              17275R102   330246 18265845 SH       DEFINED 01           10745390        0  7520455
COVIDIEN PLC                   SHS              G2554F113   324106  7200746 SH       DEFINED 01            4262253        0  2938493
FIDELITY NATL INFORMATION SV   COM              31620M106   329340 12385851 SH       DEFINED 01            7318813        0  5067038
FISERV INC                     COM              337738108   329793  5614459 SH       DEFINED 01            3330625        0  2283834
HEWLETT PACKARD CO             COM              428236103   204957  7956394 SH       DEFINED 01            4729354        0  3227040
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   231585  3473085 SH       DEFINED 01            2155994        0  1317091
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   223850  2603815 SH       DEFINED 01            1579952        0  1023863
NORTHROP GRUMMAN CORP          COM              666807102   246586  4216588 SH       DEFINED 01            2496516        0  1720072
ORACLE CORP                    COM              68389X105   259668 10123499 SH       DEFINED 01            5989270        0  4134229
PFIZER INC                     COM              717081103   378816 17505378 SH       DEFINED 01           10227533        0  7277845
QUEST DIAGNOSTICS INC          COM              74834L100   275840  4750944 SH       DEFINED 01            2722606        0  2028338
TE CONNECTIVITY LTD            REG SHS          H84989104   299500  9720869 SH       DEFINED 01            5717231        0  4003638
TIME WARNER INC                COM NEW          887317303   357731  9898489 SH       DEFINED 01            5828198        0  4070291
WELLS FARGO & CO NEW           COM              949746101   324471 11773250 SH       DEFINED 01            6935950        0  4837300
YUM BRANDS INC                 COM              988498101   363613  6161894 SH       DEFINED 01            3617696        0  2544198
ZIMMER HLDGS INC               COM              98956P102   295899  5539110 SH       DEFINED 01            3285998        0  2253112